Concentrations and Credit Risk	12 Months Ended
Dec. 31, 2023
Concentrations and Credit Risk [Abstract]
CONCENTRATIONS AND CREDIT RISK

Note 16 - CONCENTRATIONS AND CREDIT RISK

(a) Concentrations

In the year ended December 31, 2023, one third-party client accounted for 15 % of the Company’s revenues, respectively. In the year ended December 31, 2022, three third-party clients accounted for 21%, 20 % and 16 % of the Company’s revenues. No other client accounted for more than 10 % of the Company’s revenues for the years ended December 31, 2023 and 2022.

As of December 31, 2023, one third-party client accounted for 66 % of the Company’s accounts receivable, respectively. As of December 31, 2022, four third-party clients accounted for 54%, 13%, 13 % and 13 % of the Company’s accounts receivable, respectively. No other client accounted for more than 10 % of the Company’s accounts receivable as of ended December 31, 2023 and 2022.

As of December 31, 2023, one third-party supplier accounted for 14 % of the Company’s accounts payable, respectively. As of December 31, 2022, four third-party suppliers each accounted for 24%, 17%, 14 % and 13 % of the Company’s accounts payable, respectively. No other supplier accounted for over 10 % of the Company’s accounts payable as of ended December 31, 2023 and 2022.

(b) Credit risk

Financial instruments that potentially subject the Company to a significant concentration of credit risk consist primarily of cash. As of December 31, 2023 and December 31, 2022, substantially all of the Company’s cash were held by major financial institutions located in the U.S., which management believes are of medium credit quality.

The ongoing coronavirus pandemic that surfaced in China and is spreading throughout the world has had a material adverse effect on the Company’s industry and the markets in which it operates. The Company’s revenues and workforce are concentrated in China. The pandemic has caused its customers to take longer time to make payments, which subjects it to increased credit exposures.

For the credit risk related to trade accounts receivable, the Company performs ongoing credit evaluations of its clients and, if necessary, maintains reserves for potential credit losses. Historically, such losses have been within management’s expectations.